Additional information - Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed statement of profit or loss
Finance income	£ 23,523	£ 23,676	£ 49,310
Loss before income tax	(32,574)	(149,623)	(24,027)
Income tax expense	3,896	34,113	(68,189)
Loss for the year	(28,678)	(115,510)	(92,216)
Parent
Condensed statement of profit or loss
Operating expenses	(13,788)	(4,325)	(4,253)
Income from shares in group undertakings		33,553	10,718
Finance income	113	124
Loss before income tax	(13,675)	29,352	6,465
Income tax expense		(1)	(1)
Loss for the year	£ (13,675)	£ 29,351	£ 6,464